Assets pledged, collateral received and assets transferred - Disclosure of carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 247,018	£ 268,570
Cash collateral
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	72,415	70,007
Loans and advances at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	41,205	46,902
Trading portfolio assets
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	107,249	117,696
Financial assets at fair value through the income statement
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	5,729	9,847
Financial assets at fair value through other comprehensive income
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 20,420	£ 24,118